Property Plant and Equipment - Additional Information (Details) - CAD ($) $ in Thousands		3 Months Ended		12 Months Ended
	Dec. 28, 2020	Jun. 30, 2021	Sep. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation, capitalized to biological assets and inventory				$ 4,900	$ 6,900
Asset impairment				$ 60,000	79,191	$ 162
Merritt Facility | Kamloops Property
Disclosure of detailed information about property, plant and equipment [line items]
Investment in land and construction in progress					$ 10,000
Rocky View Facility | Non-Binding Purchase Agreement
Disclosure of detailed information about property, plant and equipment [line items]
Fair value less costs of disposal and impairment	$ 700
Investment of land and construction in progress in Merritt facility	5,000
Write down assets to recoverable amount	$ 5,000
Old Cash Generating Units
Disclosure of detailed information about property, plant and equipment [line items]
Impairment discount rate		25.00%
Estimated cash flow term		5 years
Asset impairment		$ 60,000
Increase impairment discount rate				1.00%
Increase of Impairment on Assets				$ 7,300
Alberta CGU
Disclosure of detailed information about property, plant and equipment [line items]
Impairment discount rate					25.00%
Estimated cash flow term					5 years
Asset impairment			$ 60,000
Estimated recoverable amount		$ 70,000	$ 154,000
B.C. Cash Generating Unit | Merritt Facility | Kamloops Property
Disclosure of detailed information about property, plant and equipment [line items]
Fair value less costs of disposal and impairment				5,700
Recoverable amount reduced due to receiving utility deposits				$ 2,900